Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (4)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (4)	Total Shareholder Return (2)	Peer Group Total Shareholder Return (2)	Net Income	Growth of Core Net Income before Taxes (year over year) (3)
2023	$941,187	$1,017,283	$521,233	$382,065	$121.33	$109.38	$19,796,000	12.70%
2022	586,627	782,117	405,295	412,037	114.87	140.75	15,686,000	61.30%

Company Selected Measure Name	Core net income before taxes
Named Executive Officers, Footnote	For 2023, the PEO (Principal Executive Officer) is Dennis Woods, President & CEO of the Company. The NEOs (Named Executive Officers) are William Yarbenet, the Company’s SVP & Chief Credit Officer, and David A. Kinross, the Company’s SVP & Chief Financial Officer. For 2022, the PEO (Principal Executive Officer) is Dennis Woods, President & CEO of the Company. The NEOs (Named Executive Officers) are William Yarbenet, the Company’s SVP & Chief Credit Officer, and Robert Oberg, the Company’s SVP & Chief Risk Officer.
Peer Group Issuers, Footnote
(2) Total shareholder return represents the cumulative change in the value of a $100 investment based on the value of common stock as measured at December 31, 2021, through and including the fiscal year-end for each reported period and dividend reinvestment during the period. Peer group includes the peers listed previously in the CD&A.

PEO Total Compensation Amount	$ 941,187	$ 586,627
PEO Actually Paid Compensation Amount	$ 1,017,283	782,117
Adjustment To PEO Compensation, Footnote	The following table sets forth a reconciliation of summary compensation to compensation actually paid to the PEO and NEOs:

	2023		2022
Adjustments	PEO ($)	Average of Other NEOs ($)	PEO ($)		Average of Other NEOs ($)
Total Compensation from Summary Compensation Table	$941,187	$521,233	$586,627		$405,295
Adjustments for defined benefit pension plan:
(Addition) subtraction: Aggregate change in actuarial present value of accumulated benefit plan during year	(23,436)	49,163	(206,593)		72,041
Addition (subtraction): Service cost of pension during year	—	—	(7,503)		82,383
Adjustment for stock awards:
Subtraction: Summary Compensation Table amounts	—	57,668	—		—
Subtraction: Fair value of equity awards granted during year that are outstanding and unvested at year end	—	60,699	—		—
Subtraction: Year-over-year change in fair value of awards granted in prior years for which vesting conditions were satisfied during the year	2,200	1,100	(1,800)	$(1,800)	(1,800)
Subtraction: Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested at year end	—	2,032	(1,800)		(1,800)
Addition: Fair value at end-of-year of awards granted and vested during the year	50,460	25,230	—		—
Compensation actually paid (as calculated)	$1,017,283	$382,065	$782,117		$412,037

Non-PEO NEO Average Total Compensation Amount	$ 521,233	405,295
Non-PEO NEO Average Compensation Actually Paid Amount	$ 382,065	412,037
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth a reconciliation of summary compensation to compensation actually paid to the PEO and NEOs:

	2023		2022
Adjustments	PEO ($)	Average of Other NEOs ($)	PEO ($)		Average of Other NEOs ($)
Total Compensation from Summary Compensation Table	$941,187	$521,233	$586,627		$405,295
Adjustments for defined benefit pension plan:
(Addition) subtraction: Aggregate change in actuarial present value of accumulated benefit plan during year	(23,436)	49,163	(206,593)		72,041
Addition (subtraction): Service cost of pension during year	—	—	(7,503)		82,383
Adjustment for stock awards:
Subtraction: Summary Compensation Table amounts	—	57,668	—		—
Subtraction: Fair value of equity awards granted during year that are outstanding and unvested at year end	—	60,699	—		—
Subtraction: Year-over-year change in fair value of awards granted in prior years for which vesting conditions were satisfied during the year	2,200	1,100	(1,800)	$(1,800)	(1,800)
Subtraction: Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested at year end	—	2,032	(1,800)		(1,800)
Addition: Fair value at end-of-year of awards granted and vested during the year	50,460	25,230	—		—
Compensation actually paid (as calculated)	$1,017,283	$382,065	$782,117		$412,037

Compensation Actually Paid vs. Company Selected Measure
The following tables set forth the weighting of performance objectives for incentive payout calculations:

2023 Incentive Payments
Growth of Core Net Income before Taxes	Incentive Payout	Non-Performing Assets/Total Assets	Incentive Payout	Regulatory Issues	Incentive Payout	Deposit Growth	Incentive Payout
> 15%	45%	< 1.0%	45%	0	45%	> 5.0%	45%
10 - 15%	40%	1 - 1.10%	40%	0	40%	2.5 - 5.0%	40%
7.5 - 10%	35%	1.1 - 1.25%	35%	0	35%	0 - 2.5%	35%
5 - 7.5%	30%	1.25 - 1.35%	30%	0	30%	(1.5) - 0%	30%
2.5 - 5%	25%	1.35 - 1.45%	25%	1	25%	(3.0) - (1.5)%	25%
1 - 2.5%	15%	1.45 - 1.55%	15%	1	15%	(4.5) - (3.0)%	15%
0 - 1%	5%	1.55% - 1.65%	5%	2	5%	(6.0) - (4.5)%	5%
< 0%	—	> 1.65%	—	3+	—	< (6.0)%	—

2022 Incentive Payments
Growth of Core Net Income before Taxes	Incentive Payout	Non-Performing Assets/Total Assets	Incentive Payout	Regulatory Issues	Incentive Payout	Deposit Growth	Incentive Payout
20+%	9.00%	0.80%	0-6%	0	5-15%	10%	0-10%
15+%	7.00%	0.95%	0-4%	1-2	3-10%	8%	0-7%
10+%	5.00%	1.10%	0-2%	2+	1-5%	5%	0-4%

Total Shareholder Return Amount	$ 121.33	114.87
Peer Group Total Shareholder Return Amount	109.38	140.75
Net Income (Loss)	$ 19,796,000	$ 15,686,000
Company Selected Measure Amount	0.1270	0.6130
PEO Name	Dennis Woods
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(3) Core net income before taxes is a non-GAAP financial number calculated by combing consolidated pretax earnings with incentive payments, OREO expenses, provisions for loan loss, and gains/losses on equity securities, sale of assets, and fair value of junior subordinated debt.

PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,436)	$ (206,593)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(7,503)
PEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,200	(1,800)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,800)
PEO | Adjustment Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,460	0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,163	72,041
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	82,383
Non-PEO NEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,668	0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,699	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,100	(1,800)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,032	(1,800)
Non-PEO NEO | Adjustment Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 25,230	$ 0